SEGMENT REPORTING - Operations and Assets by Segment (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 08, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operations
Charter revenue	$ 5,258	$ 36,555	$ 20,654	$ 17,895
Vessel operating expenses	(6,612)	(27,230)	(25,173)	(20,454)
Voyage expenses	(395)	(1,124)	(2,215)	(1,815)
General and administrative costs	(1,207)	(4,534)	(4,757)	(4,222)
Depreciation	(2,205)	(8,452)	(17,298)	(17,472)
Interest income	21	39	207	298
Interest expense	(2,555)	(6,571)	(8,031)	(4,880)
Other financial income (expense)	$ 32	(136)	(601)	$ 327
Segment income / (loss)		(11,453)
Assets
Total assets		201,909	$ 191,074
Operating Segments | North Sea
Operations
Charter revenue		29,911
Vessel operating expenses		(20,104)
Voyage expenses		(783)
General and administrative costs		(1,068)
Depreciation		(6,578)
Interest income		0
Interest expense		0
Other financial income (expense)		0
Segment income / (loss)		1,378
Assets
Total assets		170,229
Operating Segments | West Coast of Africa
Operations
Charter revenue		6,644
Vessel operating expenses		(7,126)
Voyage expenses		(341)
General and administrative costs		(184)
Depreciation		(1,874)
Interest income		0
Interest expense		(347)
Other financial income (expense)		0
Segment income / (loss)		(3,228)
Assets
Total assets		28,133
Corporate
Operations
Charter revenue		0
Vessel operating expenses		0
Voyage expenses		0
General and administrative costs		(3,282)
Depreciation		0
Interest income		39
Interest expense		(6,224)
Other financial income (expense)		(136)
Segment income / (loss)		(9,603)
Assets
Total assets		$ 3,547